Consolidated Statements of Comprehensive Income (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 572	$ 449	$ 435
Other comprehensive (loss) income:
Foreign currency translation adjustment	37	21	(109)
Amounts related to postretirement benefit plans:
Net actuarial (loss) gain and prior service cost, net of tax of $33, $46, and $(9) in 2009, 2010, and 2011, respectively	13	(66)	(52)
Reclassification to earnings, net of tax of $(3), $(2), and $(8) in 2009, 2010, and 2011, respectively	12	3	4
Amounts related to cash flow hedges:
Net gain (loss) on hedging instruments, net of tax of $(12), $7, and $10 in 2009, 2010, and 2011, respectively	(17)	(11)	16
Reclassification to earnings, net of tax of $4, and $(6) in 2009 and 2010, respectively		10	(6)
Net other comprehensive (loss) income	45	(43)	(147)
Total comprehensive income	$ 617	$ 406	$ 288